OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
14.	OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of:
	September 30,
	2014	2015
	RMB	RMB
Payable for purchase of plant and equipment	3,249	1,262
Payable for purchase of land use rights	620	620
Payable for purchase of construction-in-progress	16,932	12,776
Professional fee payable	1,575	1,500
Salaries and bonus payable	10,468	10,869
Accrued interest	1,827	1,813
Other taxes payable	773	731
Deposits from growers	2,832	969
Deposits from others	1,614	2,035
Payable for labor union, housing fund and education expenses	680	738
Loans from employees of Denong	310	-
Loans from third parties	3,600	-
Deferred government subsidies	13,718	9,575
Others	9,755	7,410
	67,953	50,298